Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets	Prepaid Expenses and Other Assets, Current
Prepaid expenses and other assets, current consisted of the following (in thousands):

	June 30, 2020	December 31, 2019
Research and development claims receivable	$29,732	$27,567
Prepayments	3,896	7,023
VAT receivable	1,142	1,928
Grant income receivable	306	547
Other assets	247	279
Lease deposit	24	—
Other receivables	554	482
Total prepaid expenses and other assets, current	$35,901	$37,826